Other current liabilities	6 Months Ended
Dec. 31, 2025
Other current liabilities
Other current liabilities

15.Other current liabilities

Details of other liabilities consist of the following:

		December
(in € thousands)	June 30, 2025	31, 2025
Personnel-related liabilities (1)	34,272	56,804
Customer returns	83,078	77,934
Liabilities from sales tax	35,758	34,612
Accrued expenses & other liabilities	193,727	278,401
Total	346,835	447,751
(1)	Personnel-related liabilities include amounts related to the transformation plan described below.

On September 3, 2025, the Company announced that, as part of its transformation plan for YNAP, it is considering efficiency measures that may include a partial reduction of the workforce across several sites in Italy, the United Kingdom, the United States and other jurisdictions. Based on current assessments, these measures could potentially affect up to approximately 700 employees. These contemplated actions remain subject to applicable information and consultation processes with employee representatives in each jurisdiction. No decisions have been finalized, and the ultimate scope, timing and financial impact of any workforce adjustments may differ from the figures currently under discussion.

The Company expects to incur further restructuring expenses of approximately €22.4 million worldwide in connection with the planned reduction of the workforce during fiscal year 2026, including employee termination benefits and other related costs. As of the reporting date, €22.4 million has been included in other current liabilities on the condensed consolidated statement of financial position. This amount represents management’s best estimate, based on information available at the reporting date, of the costs expected to be incurred in connection with these contemplated actions. In connection with the above announcement, approximately €35.7 million of restructuring expenses have been expensed to date and have been included in selling, general and administrative expenses on the condensed consolidated statement of loss and comprehensive loss.